Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 — PROPERTY, PLANT AND EQUIPMENT, NET

	As of March 31,
	2023	2024
	RMB	RMB
Office real estate	20,996	20,995
Furniture and equipment	5,987	10,768
Production and other machineries	55,004	47,845
Total	81,987	79,608
Less: accumulated depreciation	(20,580)	(25,420)
Property and equipment, net	61,407	54,188

Depreciation charged to expense amounted to RMB3.3 million, RMB4.6 million and RMB5.7 million for the years ended March 31, 2022, 2023 and 2024, respectively.

No impairment for property, plant and equipment was recorded for the years ended March 31, 2023 and 2024.

Details of production and other machineries lease out under operating lease are as follows:

	As of March 31,
	2023	2024
	RMB	RMB
Cost	29,578	26,629
Less: accumulated depreciation and amortization	(12,094)	(13,363)
Net book value	17,484	13,266